Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Total	$ (11,154)	$ (6,236)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(11,154)	(6,236)
Total	(11,154)	(6,236)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	0
Total	$ 0	$ 0